Schedule Condensed Statement of Loss (Detail) - Successor - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2017
Selling, general and administrative expense	$ (147)	$ (208)	$ (434)
Loss from operations	452	(161)	658
Impacts of tax receivable agreement	138	(22)	96
Income (loss) before income taxes	524	(233)	609
Income tax benefit	$ (251)	70	$ (284)
Parent Company [Member]
Selling, general and administrative expense		(7)
Loss from operations		(7)
Impacts of tax receivable agreement		(22)
Income (loss) before income taxes		(29)
Pretax equity in losses of consolidated subsidiaries		(204)
Income tax benefit		70
Net loss		$ (163)